Debt Facilities - Summary of Maturities of Debt Facilities (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 67,928
2018	68,013
2019	348,271
2020	530,836
2021	330,530
Thereafter	3,964,248
Total long term debt	$ 5,309,826